1933 Act No. 333-42195
                                                       1940 Act No. 811-08553


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 1                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 2                                                        [X]


                          EVERGREEN INTERNATIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                         EVERGREEN INTERNATIONAL TRUST

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 1
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 1 to Registrant's Registration Statement No. 333-42195/811-08553 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

    Prospectus for Keystone International Fund is contained in Registration Statement No.333-42195/811-08553 filed on December 12, 1997 is incorporated by reference herein.

Prospectuses for the following funds are contained in Registration Statement
No. 333-42195/811-08553 filed on December 12, 1997: Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen International Equity Fund, Evergreen Natural Resources Fund Keystone Precious Metals Holdings.

   Prospectuses for Evergreen Global Opportunities Fund are contained in Post Effective Amendment No. 13 to Registration Statement No. 33-18774/811-5404 filed on December 9, 1996.

   Prospectus for Evergreen Latin America Fund is contained in Post-Effective
    Amendment No. 6 to Registration Statement No. 33-66566/811-7914 filed on
                               February 28, 1997

                                     PART B
                                     ------

     Statement of Additional Information for Keystone International Fund is
      contained in Registration Statement No.333-42195/811-08553 filed on December 12, 1997 is incorporated by reference herein.

 Statements of Additional Information for the following funds are contained in
   Registration Statement No. 333-42195/811-08553 filed on December 12, 1997:
Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen
 International Equity Fund, Evergreen Natural Resources Fund Keystone Precious
                                Metals Holdings.

 Statement of Additional Information for Evergreen Global Opportunities Fund is
     contained in Post-Effective Amendment No. 13 to Registration Statement
                No. 33-18774/811-5404 filed on December 9, 1996.

    Statement of Additional Information for Evergreen Latin America Fund is
     contained in Post-Effective Amendment No. 6 to Registration Statement
               No. 33-66566/811-7914 filed on February 28, 1997.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN INTERNATIONAL TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Additional Investment Information; Cover Page; Fund Description; Fund Objectives
                                                  and Polices; Investment Restrictions; Risk Factors; General Information

Item 5.   Management of the Fund                  Fund Management; Expenses

Item 6.   Capital Stock and Other Securities      Fund Description; Dividends and Taxes; Fund Shares; Shareholder Services

Item 7.   Purchase of Securities Being Offered    Distribution Plan; How to Buy Shares; Pricing Shares; Shareholders Services

Item 8.   Redemption or Repurchase                How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      The Fund; Investment Restrictions; Appendix

Item 14.  Management of the Fund                  Directors and Officers

Item 15.  Control Persons and Principal           Additional Information
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Additional Information; Distribution Plan; Expenses; Investment Adviser; Principal
                                                  Underwriter; Sales Charges; Service Providers

Item 17.  Brokerage Allocation                    Brokerage

Item 18.  Capital Stock and Other Securities      Articles of Incorporation


Item 19.  Purchase, Redemption and Pricing of     Valuation of Securities; Securities Being Offered Distribution Plans; Additional
                                                  Information

Item 20.  Tax Status                              Distributions and Taxes

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Standardized Total Return and Yield Quaotations

Item 23.  Financial Statements                    Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        SUPPLEMENT TO THE PROSPECTUS OF

                    KEYSTONE INTERNATIONAL FUND (THE "FUND")

The prospectus of the Fund is hereby supplemented as follows:

     The Fund has been reorganized as a separate series of Evergreen International Trust, a Delaware business trust organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of the Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, the Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of the Fund dated December 22, 1997.

     Effective January 12, 1998, the Fund will change its name from Keystone International Fund to Evergreen International Growth Fund. In addition, the name of the distributor for the Fund has been changed to Evergreen Distributor, Inc. and the name of the transfer agent for the Fund has been changed to Evergreen Service Company.

     Effective January 9, 1998, the Fund will add three classes of shares designated as Class A, Class C and Class Y and will designate its current class of shares as Class B.

     The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A, Class B, Class C and Class Y shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES                                                      Class A    Class B (3)    Class C    Class Y
                                                                                      --------   -----------    -------    -------
Maximum Sales Charge Imposed on Purchases (as a % of offering price)                   4.75%        None         None       None
Contingent Deferred Sales Charge (as a % of original purchase price or redemption     None(1)     5.00%(2)       1.00%      None
  proceeds, whichever is lower)

-------------
(1) The Fund does not charge a front-end sales charge on purchases of $1 million or more, but it does charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.
(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Fund does not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending October 31, 1998. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY.

                                                                                                  EXAMPLES
                                                                              ------------------------------------------------
                                                                                                                       Assuming
                                                                                     Assuming Redemption at            no
                        ANNUAL OPERATING EXPENSES                                         End of Period                Redemption
                  -------------------------------------                       -------------------------------------    -------
                  Class A   Class B   Class C   Class Y                       Class A   Class B   Class C   Class Y    Class B
                  -------   -------   -------   -------                       -------   -------   -------   -------    -------
Management Fees    0.75%     0.75%     0.75%     0.75%
                                                          After 1 Year         $  63     $  74     $  34     $  14      $  24
12b-1 Fees*        0.25%     1.00%     1.00%     0.00%
                                                          After 3 Years        $  95     $ 103     $  73     $  42      $  73
Other Expenses     0.59%     0.59%     0.59%     0.59%
                                                          After 5 Years        $ 130     $ 145     $ 125     $  73      $ 125
                  -------   -------   -------   -------
                                                          After 10 Years       $ 227     $ 239     $ 268     $ 161      $ 239
Total              1.59%     2.34%     2.34%     1.34%
                  -------   -------   -------   -------
                  -------   -------   -------   -------
                  Class C
                  -------
After 1 Year       $  24

After 3 Years      $  73

After 5 Years      $ 125

After 10 Years     $ 268

DISTRIBUTION PLANS AND AGREEMENTS

     Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

Class A shares                               0.75% (currently limited to 0.25%)
Class B shares                               1.00%
Class C shares                               1.00%

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

     Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to Class A, B and C, as follows:

Class A shares                                      0.25%
Class B shares                                      1.00%
Class C shares                                      1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Class A Shares -- Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows: Initial Sales Charge

                          as a % of the Net    as a % of the            Commission to Dealer/Agent
  Amount of Purchase       Amount Invested     Offering Price            as a % of Offering Price
  Less than $    50,000         4.99%               4.75%                            4.25%
$  50,000 - $    99,999         4.71%               4.50%                            4.25%
$ 100,000 - $   249,999         3.90%               3.75%                            3.25%
$ 250,000 - $   499,999         2.56%               2.50%                            2.00%
$ 500,000 - $   999,999         2.04%               2.00%                            1.75%
       Over $ 1,000,000          None                None       1.00% of the amount invested up to
                                                                $2,999,999; .50% of the amount invested
                                                                over $2,999,999, up to $4,999,999; and
                                                                .25% of the excess over $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

     Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

     Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                                                      CDSC
Redemption Timing                                                                                                    Imposed
-----------------                                                                                                    -------
Month of purchase and the first twelve-month period following the month of purchase...............................     5.00%
Second twelve-month period following the month of purchase........................................................     4.00%
Third twelve-month period following the month of purchase.........................................................     3.00%
Fourth twelve-month period following the month of purchase........................................................     3.00%
Fifth twelve-month period following the month of purchase.........................................................     2.00%
Sixth twelve-month period following the month of purchase.........................................................     1.00%
No CDSC is imposed on amounts redeemed thereafter.

     If you redeem shares purchased after January 1, 1995, but before January 9, 1998, you will pay a CDSC according to the CDSC schedule in effect at the time you bought your shares.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and/or services fee imposed on Class B shares. If you bought shares before January 1, 1995, your shares will automatically convert to Class A shares on or about January 16, 1998. If you purchased your shares after January 1, 1995, your shares will convert to Class A shares seventy-two months from the date you purchased your shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and/or services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

     Class C Shares -- Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares -- Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

     Class Y Shares -- No-Load Alternative. Class Y shares are offered at net asset value without a front-end sales charge or a CDSC to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp., (ii) certain institutional investors and (iii) investment advisory clients of First Union National Bank or its affiliates.

     Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a  redemption  of shares of the Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

     General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form.

EXCHANGE PRIVILEGE

     How to Exchange Shares. You may exchange some or all of your shares for shares of the same class of any other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

PERFORMANCE INFORMATION

     The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

PURCHASE AND REDEMPTION OF SHARES

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

January 9, 1998

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     Financial Highlights for                     For each of the years in the
     Keystone International Fund                  two-year period ended
                                                  October 31, 1996, and each of
                                                  the years in the eight-year
                                                  period ended
                                                  September 30, 1994 and the
                                                  one-month period ended
                                                  October 31, 1994

     The financial statements listed below are included in Part B of this Amendment to the Registration Statement:

     Schedule of Investments of Keystone International Fund as of October 31, 1996.

     Statement of Assets and Liabilities of Keystone International Fund as of October 31, 1996.

     Statement of Operations of Keystone International Fund for the year ended October 31, 1996.

     Statement of Changes in Net Assets of Keystone International Fund for each of the years in the two-year period ended October 31, 1996.

     Notes to Financial Statements of Keystone International Fund.

     Independent Auditors' Report of Keystone International Fund as of November 29, 1996.

     The information required by this item for Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen International Equity Fund, Evergreen Natural Resources Fund and Keystone Precious Metals Holdings is contained in Registration Statement No. 333-42195/811-08553 filed on December 12, 1997.

     The information required by this item for Evergreen Global Opportunities Fund is contained in Post-Effective Amendment No. 13 to Registration Statement No. 33-18774/811-5404 filed on December 9, 1996.

     The information required by this item for Evergreen Latin America Fund is contained in Post-Effective Amendment No. 6 to Registration Statement No. 33-66566/811-7914 filed on February 28, 1997.

Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                           Location
-------    -----------                                           -----------
1         Declaration of Trust                                   Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

2         By-laws                                                Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and First             Registrant's Registration Statement
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incoporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Registration Statement
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incoporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Distributor, Inc.                                      Filed on December 12, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Registration Statement
          Services, Inc. (B-1)                                   Filed on December 12, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (B-2)                                             Filed on December 12, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (Evergreen/KCF)                                   Filed on December 12, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incoporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc.                                                   Filed on December 12, 1997

6(f)      Form of Dealer Agreement used by Evergreen             Incoporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

7         Form of Deferred Compensation Plan                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Registration Statement
                                                                 Filed on December 12, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP                        Not applicable to this filing

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
16        Not applicable

17        Financial Data Schedule

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     None

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust a copy of which is filed herewith.

     Provisions for the indemnification of the Registrant's Investment Advisor are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 9th day of January, 1998.

                                         EVERGREEN INTERNATIONAL TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of January, 1998.

/s/William J. Tomko
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin                Charles A. Austin III
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


*Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit Number           Exhibit
--------------           -------
11(b)                    Consent of KPMG Peat Marwick LLP